                              SEPARATE ACCOUNT B



                               Semiannual Report



                                 June 30, 2000












                      PROVIDENT NATIONAL ASSURANCE COMPANY

                                A subsidiary of
                           UnumProvident Corporation

                                   MANAGEMENT

                    BOARD OF MANAGERS OF SEPARATE ACCOUNT B


                         Henry E. Blaine, Chairman
                         H. Grant Law, Jr.
                         David G. Fussell
                         Susan N. Roth, Secretary
                              to the Board of Managers




                             PRINCIPAL OFFICERS OF
                      PROVIDENT NATIONAL ASSURANCE COMPANY


           J. Harold Chandler, Chairman, President and Chief Executive Officer Thomas R. Watjen, Executive Vice President - Finance and Risk
               Management
           F. Dean Copeland, Executive Vice President - Legal and Administrative Affairs, General Counsel and Assistant Secretary
           Elaine D. Rosen - Executive Vice President - Customer Development Robert C. Greving, Senior Vice President - Finance and Chief Actuary John J. Iwanicki, Vice President and Treasurer
           Susan N. Roth, Vice President, Corporate Secretary and
               Assistant General Counsel
           Vicki W. Corbett, Vice President and Controller



This report and the financial statements attached are submitted solely for the general information of contract owners of Separate Account B and are not authorized for other use.

                               SEPARATE ACCOUNT B


MESSAGE TO PARTICIPANTS IN
PROVIDENT NATIONAL'S
VARIABLE ANNUITY CONTRACTS


This semiannual report of Separate Account B contains the financial statements and portfolio information of Separate Account B for the six months ended June 30, 2000. Comparative figures which relate to Separate Account B's activities during the first half of 2000 are provided below.

The accumulation value for Separate Account B decreased 0.69% for the first six months of 2000, from 19.18 at year-end 1999 to 19.05 on June 30, 2000. During this same period the S & P 500 index declined by a yield adjusted 0.43%. Reflecting transfers to the fixed-dollar account, as well as withdrawals and retirements the number of accumulation units outstanding on June 30, 2000 was 478,993 down from 609,502 six months earlier. As a result of withdrawals, net purchase payments received, and changes in the accumulation unit value, total contract owners' equity on June 30, 2000 was 11,390,613 compared to 14,186,833 on December 31, 1999.

The economy continues its record setting performance with strong GDP growth for the first half of the year. Inflation, however, has begun to pick up and the Fed has started to raise rates aggressively to cool the economy down. This has the stock market worried and the S & P down slightly for the year. In this environment large, stable growth companies tend to do well. In your portfolio health care, technology, and energy stocks have done well, while some of the more popular communication stocks have faired poorly. Going forward, if the Federal reserve can engineer a slow-down in the economy without causing a recession, the stock market can rebound and the markets' unprecedented strong performance over the past years can continue.

Thank you for your continued support.



/s/David Fussell
----------------
DAVID FUSSELL
CHAIRMAN, BOARD OF MANAGERS
PROVIDENT NATIONAL ASSURANCE COMPANY
SEPARATE ACCOUNT B

Provident National Assurance Company Separate Account B
FINANCIAL STATEMENTS
(Unaudited)


June 30, 2000



Statement of Assets and Liabilities................................   1
Statement of Operations............................................   2
Statements of Changes in Variable Annuity Contract Owners' Equity..   3
Schedule of Investments............................................   4
Supplementary Information..........................................   7
Notes to Financial Statements......................................   9
Accumulation Unit Value Table......................................  11

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)


Provident National Assurance Company Separate Account B



                                                                               June 30, 2000
                                                                               -------------
ASSETS

Investments:

 Common stocks--at market value
   (cost: $6,048,322)                                                           $11,401,576

Cash                                                                                 34,601
Accrued dividends and interest                                                        3,355
Amounts due from Provident National Assurance Company                                 3,232
                                                                                -----------

    TOTAL ASSETS                                                                 11,442,764
                                                                                -----------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Amounts payable for terminations and variable annuity benefits                       41,115
Management fee and other amounts due Provident
 National Assurance Company                                                          11,036
                                                                                -----------

    TOTAL LIABILITIES                                                                52,151
                                                                                -----------


Contract owners' equity:
 Deferred annuity contracts terminable by owners--(accumulation
  units outstanding:  478,993.444; unit value: $19.048870)                        9,124,284
 Annuity contracts in pay-out period                                              2,266,329
                                                                                -----------

    TOTAL CONTRACT OWNERS' EQUITY                                               $11,390,613
                                                                                ===========



See notes to financial statements.

STATEMENT OF OPERATIONS
(Unaudited)


Provident National Assurance Company Separate Account B



                                                 Six Months Ended
                                                   June 30, 2000
                                                 ----------------

INVESTMENT INCOME

 Income:
   Dividends                                      $    37,809
   Interest                                             1,366
                                                  -----------
                                                       39,175
                                                  -----------

 Expenses--Note C:
   Investment advisory services                        30,898
   Mortality and expense assurances                    43,256
                                                  -----------
                                                       74,154
                                                  -----------

           NET INVESTMENT LOSS                        (34,979)
                                                  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS--NOTE A

 Net realized gain from investment transactions
  (excluding short-term securities):
   Proceeds from sales                              4,182,586
   Cost of investments sold                        (1,282,731)
                                                  -----------
     Net realized gain                              2,899,855
                                                  -----------

 Net unrealized appreciation of investments:
   At end of year                                   5,353,254
   At beginning of year                             8,413,483
                                                  -----------
   Decrease in net unrealized appreciation

      of investments                               (3,060,229)
                                                  -----------


NET REALIZED AND UNREALIZED LOSS
 ON INVESTMENTS                                      (160,374)
                                                  -----------


     DECREASE IN CONTRACT OWNERS' EQUITY
     FROM INVESTMENT ACTIVITIES                   $  (195,353)
                                                  ===========

Ratio of expenses to total investment income           189.29%
                                                  ===========


See notes to financial statements.

STATEMENTS OF CHANGES IN VARIABLE ANNUITY CONTRACT OWNERS' EQUITY
(Unaudited)


Provident National Assurance Company Separate Account B



                                                            Six Months Ended       Year Ended
                                                              June 30, 2000    December 31, 1999
                                                            -----------------  ------------------

BALANCE AT BEGINNING OF YEAR                                     $14,186,833        $18,293,024
                                                                 -----------        -----------

FROM INVESTMENT ACTIVITIES:

 Net investment loss                                                 (34,979)           (91,305)
 Net realized gain on investments                                  2,899,855          4,882,096
 Decrease in net unrealized appreciation of  investments          (3,060,229)          (885,785)
                                                                 -----------        -----------
 Increase (decrease) in contract owners' equity
  from investment activities                                        (195,353)         3,905,006
                                                                 -----------        -----------

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS:

 Net contract purchase payments (Units purchased):

         2000-- 229.559;
         1999-- 940.920;                                               4,234             15,418
 Terminations and death benefits (Units terminated):
         2000-- 130,737.620;
         1999-- 438,602.231;                                      (2,399,354)        (7,587,364)
 Variable annuity benefits paid (Number of units):
         2000--  11,153.813;
         1999--  26,818.794;                                        (205,747)          (439,251)
                                                                 -----------        -----------

Decrease in contract owners' equity from variable
 annuity contract transactions                                    (2,600,867)        (8,011,197)
                                                                 -----------        -----------

NET DECREASE IN CONTRACT OWNERS' EQUITY                           (2,796,220)        (4,106,191)
                                                                 -----------        -----------

BALANCE AT END OF PERIOD                                         $11,390,613        $14,186,833
                                                                 ===========        ===========


See notes to financial statements.

SCHEDULE OF INVESTMENTS


Provident National Assurance Company Separate Account B

June 30, 2000


                                                                             Number of                Market
                                                                              Shares                   Value
                                                                             ---------                -------
COMMON STOCKS

CAPITAL GOODS (11.1%)

 Allied Waste Industries, Inc.                                                 8,800                  $88,000
 Corning, Inc.                                                                 1,100                  296,862
 General Electric Company                                                      8,700                  461,100
 Textron, Inc.                                                                 2,000                  108,625
 Tyco International, Ltd.                                                      4,600                  217,925
 Waste Management, Inc.                                                        4,800                   91,200
                                                                                                    ---------
                                                                                                    1,263,712

CONSUMER GOODS (7.7%)

 Gillette Company                                                              4,200                  146,738
 Lear Corporation                                                              3,200                   64,000
 Lowe's Companies, Inc.                                                          800                   32,850
 Newell Rubbermaid, Inc.                                                       6,800                  175,100
 Office Depot, Inc.                                                            8,100                   50,625
 PepsiCo, Inc.                                                                 8,400                  373,275
 Staples, Inc.                                                                 2,500                   38,438
                                                                                                    ---------
                                                                                                      881,026

CONSUMER SERVICES (18.5%)

 Cendant Corporation                                                           5,660                   79,240
 Comcast Corporation,  Class A                                                11,800                  477,900
 Gannett Company, Inc.                                                         2,000                  119,625
 Kroger Company                                                                7,600                  167,675
 McDonald's Corporation                                                        5,200                  171,275
 Safeway, Inc.                                                                 8,000                  361,000
 United Rentals, Inc.                                                          7,200                  123,300
 Viacom, Inc., Class B                                                         2,600                  177,287
 Wal-Mart Stores, Inc.                                                         4,500                  259,313
 Walt Disney Company                                                           4,400                  170,775
                                                                                                    ---------
                                                                                                    2,107,390

ENERGY (4.5%)

 Grant Prideco, Inc.                                                           3,600                   90,000
 Royal Dutch Petroleum Company                                                 2,900                  178,531
 Schlumberger, Ltd.                                                            1,400                  104,475
 Weatherford International, Inc.                                               3,600                  143,325
                                                                                                    ---------
                                                                                                      516,331

See notes to financial statements.

Provident National Assurance Company Separate Account B

June 30, 2000

                                                                              Number of                Market
                                                                               Shares                   Value
                                                                              ---------                -------
COMMON STOCKS - Continued

FINANCIAL (6.1%)

 American Express Company                                                       4,000               $  208,500
 Bank of America Corporation                                                    3,500                  150,500
 Chase Manhattan Corporation                                                    4,950                  228,009
 Washington Mutual, Inc.                                                        3,800                  109,725
                                                                                                    ----------
                                                                                                       696,734

HEALTH CARE (11.7%)

 Bristol Myers Squibb Company                                                   2,300                  133,975
 Eli Lilly and Company                                                          2,000                  199,750
 HealthSouth Corporation                                                       21,600                  155,250
 Johnson & Johnson                                                              1,632                  166,260
 Medtronic, Inc.                                                                4,500                  224,156
 Merck & Company, Inc.                                                          2,000                  153,250
 Sunrise Assisted Living, Inc.                                                  6,000                  111,000
 Tenet Healthcare Corporation                                                   6,800                  183,600
                                                                                                    ----------
                                                                                                     1,327,241

TECHNOLOGY - HARDWARE (13.8%)

 Cisco Systems, Inc.                                                            8,000                  508,500
 Intel Corporation                                                              2,900                  387,694
 Lucent Technologies, Inc.                                                      5,876                  348,153
 SCI Systems, Inc.                                                              8,500                  333,094
                                                                                                    ----------
                                                                                                     1,577,441

TECHNOLOGY - SOFTWARE & SERVICES (13.1%)

 America Online, Inc.                                                           4,000                  211,000
 Computer Associates International                                              4,500                  230,344
 First Data Corporation                                                         2,800                  138,950
 Microsoft Corporation                                                          6,100                  488,000
 Oracle Corporation                                                             5,000                  420,313
                                                                                                    ----------
                                                                                                     1,488,607


See notes to financial statements.

Provident National Assurance Company Separate Account B

June 30, 2000

                                                                                        Number of                Market
                                                                                         Shares                   Value
                                                                                        ---------                -------
COMMON STOCKS - Continued

TELECOMMUNICATIONS (13.6%)

 AT&T Corporation                                                                         2,545              $    80,486
 Broadwing, Inc.                                                                          5,600                  145,250
 Global Crossing, Ltd.                                                                    5,740                  151,034
 Qwest Communications International                                                       1,500                   74,531
 Sprint Corporation FON Group                                                             4,000                  204,000
 Sprint Corporation PCS Group                                                             3,000                  178,500
 Vodafone - ADR                                                                           3,500                  145,031
 Worldcom, Inc.                                                                          12,300                  564,262
                                                                                                             -----------
                                                                                                               1,543,094
                                                                                                             -----------


TOTAL COMMON STOCK (100.1%)                                                                                   11,401,576
                                                                                                             -----------
TOTAL INVESTMENTS (100.1%)                                                                                    11,401,576

CASH AND RECEIVABLES LESS LIABILITIES (-0.1%)                                                                    (10,963)
                                                                                                             -----------

TOTAL CONTRACT OWNERS' EQUITY (100.0%)                                                                       $11,390,613
                                                                                                             ===========




See notes to financial statements.

SUPPLEMENTARY INFORMATION
(Unaudited)


Provident National Assurance Company Separate Account B



Selected data for an accumulation unit outstanding throughout each year excluding sales loads:

                                              Six Months
                                                 Ended                           Year Ended December 31
                                             June 30, 2000      1999         1998          1997         1996
                                            ---------------  ----------  ------------  ------------  -----------
Investment income                                $   0.06    $   0.12    $     0.10    $     0.10    $     0.11
Expenses                                             0.11        0.20          0.14          0.12          0.09
                                                 --------    --------    ----------    ----------    ----------
Net investment income (loss)                        (0.05)      (0.08)        (0.04)        (0.02)         0.02
Net realized and unrealized gain (loss)
 on investments                                     (0.08)       4.07          3.85          2.96          1.51
                                                 --------    --------    ----------    ----------    ----------
Net increase (decrease) in contract
 owners' equity                                     (0.13)       3.99          3.81          2.94          1.53
Net contract owners' equity:
 Beginning of year                                  19.18       15.19         11.38          8.44          6.91
                                                 --------    --------    ----------    ----------    ----------

 End of period                                   $  19.05    $  19.18    $    15.19    $    11.38    $     8.44
                                                 ========    ========    ==========    ==========    ==========

Ratio of expenses to average contract
 owners' equity                                      0.59%       1.22%         1.07%         1.16%         1.20%
Ratio of net investment income (loss) to
 average contract owners' equity                    (0.28%)     (0.51%)       (0.30%)       (0.16%)        0.30%
Portfolio turnover                                      -          14%           11%           25%           28%
Number of accumulation units
 outstanding at end of period                     478,993     609,502     1,043,607     1,310,831     1,538,926




See notes to financial statements.

(Unaudited)


Provident National Assurance Company Separate Account B



Selected data for an accumulation unit outstanding throughout each year excluding sales loads:

                                                               Year Ended December 31
                                              1995         1994         1993         1992         1991
                                           -----------  -----------  -----------  -----------  -----------

Investment income                          $     0.13   $     0.15   $     0.14   $     0.12   $     0.13
Expenses                                         0.07         0.07         0.06         0.06         0.05
                                           ----------   ----------   ----------   ----------   ----------
Net investment income                            0.06         0.08         0.08         0.06         0.08
Net realized and unrealized gain (loss)
 on investments                                  1.44        (0.32)        0.54        (0.07)        1.22
                                           ----------   ----------   ----------   ----------   ----------
Net increase (decrease) in contract
 owners' equity                                  1.50        (0.24)        0.62        (0.01)        1.30
Net contract owners' equity:
 Beginning of year                               5.41         5.65         5.03         5.04         3.74
                                           ----------   ----------   ----------   ----------   ----------

 End of year                               $     6.91   $     5.41   $     5.65   $     5.03   $     5.04
                                           ==========   ==========   ==========   ==========   ==========


Ratio of expenses to average contract
 owners' equity                                  1.21%        1.21%        1.22%        1.21%        1.21%
Ratio of net investment income to
 average contract owners' equity                 0.89%        1.72%        1.39%        1.36%        1.91%
Portfolio turnover                                101%          70%          57%          35%          42%
Number of accumulation units
 outstanding at end of year                 1,767,394    2,097,793    2,242,809    2,655,895    2,854,559




See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

Provident National Assurance Company Separate Account B

June 30, 2000


NOTE A--INVESTMENTS AND ACCOUNTING POLICIES

Separate Account B is a segregated investment account of Provident National Assurance Company (a wholly-owned subsidiary of UnumProvident Corporation, formerly Provident Companies, Inc.) and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common stocks are valued at published market quotations which represent the closing sales price for securities traded on a national stock exchange or the mean between the quoted bid and asked prices for those traded over-the-counter. Short-term investments are valued at cost plus accrued interest.

Realized and unrealized gains and losses are credited to or charged to contract owners' equity. The identified cost basis has been used in determining realized gains and losses on sales of investments. There were gross unrealized gains of $6,304,760 and gross unrealized losses of $951,506 at June 30, 2000. Security transactions are recorded on the day after the securities are purchased or sold. Dividends are taken into income on an accrual basis as of the ex-dividend date.

A summary of the cost of investments purchased and proceeds from investments sold for the six months ended June 30, 2000 and the year ended December 31, 1999 is shown below.

                                  Six Months Ended     Year Ended
                                   June 30, 2000    December 31, 1999
                                  ----------------  -----------------

Cost of investments purchased           $3,641,955        $19,725,034
 Less:  Short-term securities            3,586,634         17,082,494
                                        ----------        -----------
                                        $   55,321        $ 2,642,540
                                        ==========        ===========


Proceeds from investments sold          $7,769,219        $26,374,430
 Less:  Short-term securities            3,586,633         17,091,400
                                        ----------        -----------
                                        $4,182,586        $ 9,283,030
                                        ==========        ===========

The aggregate cost of investments for Federal income tax purposes is the same as that presented in the Statements of Assets and Liabilities.

(Unaudited)


Provident National Assurance Company Separate Account B

June 30, 2000


NOTE B--FEDERAL INCOME TAXES

Operations of Separate Account B will form a part of the income tax return of Provident National Assurance Company, which is taxed as a "life insurance company" under the Internal Revenue Code.

Under current law, no Federal income taxes are payable with respect to Separate Account B.

NOTE C--EXPENSES

Deductions are made by Provident National Assurance Company at the end of each valuation period for investment advisory services and for mortality and expense assurances, which on an annual basis are approximately .50% and .70%, respectively, of the net assets of Separate Account B.

NOTE D--COMMITMENTS

On May 15, 1998 Provident completed an Asset Transfer and Acquisition Agreement under which American General Corporation assumed Provident Companies', Inc. (Provident) individual and tax-sheltered annuity business including all individual annuities. In accordance with the agreement, American General Corporation, through its subsidiaries The Variable Annuity Life Insurance Company and American General Annuity assumed the administration, but not the ownership, of Provident's two registered separate accounts, Separate Account B and The Paul Revere Variable Annuity Contract Accumulation Fund. The administration services provided to the Fund by American General Corporation include processing of unit transactions and daily unit valuation calculations subsequent to December 1, 1998 as well as accounting and other services. These services were previously performed by Provident. Fees for such services are deducted from Separate Account B as shown in the Statement of Operations.

ACCUMULATION UNIT VALUE TABLE
(Unaudited)


Provident National Assurance Company Separate Account B



End of Month     Accumulation Unit Value  End of Month  Accumulation Unit Value
---------------  -----------------------  ------------  -----------------------
December 1968           1.036279          June               5.274454
December 1969           1.080379          September          5.475394
December 1970           1.030039          December           5.410722
December 1971           1.178612          March 1995         5.656995
December 1972           1.403795          June               6.194660
December 1973           1.126624          September          6.505252
December 1974           0.863269          December           6.908158
December 1975           1.022844          March 1996         7.309625
December 1976           1.156853          June               7.593667
December 1977           1.064425          September          7.851947
December 1978           1.094150          December           8.435567
December 1979           1.219189          March 1997         8.468896
December 1980           1.555258          June              10.238554
December 1981           1.473246          September         11.146167
December 1982           1.812441          December          11.384926
December 1983           2.132092          March 1998        12.975484
December 1984           2.029912          June              13.465013
December 1985           2.480050          September         11.758633
December 1986           2.743444          December          15.192155
December 1987           2.734169          March 1999        15.889579
December 1988           3.087892          June              17.218781
December 1989           3.812606          September         15.844714
December 1990           3.736441          December          19.180992
December 1991           5.036212          January 2000      18.177575
December 1992           5.028547          February          17.920791
March 1993              5.208499          March             19.749348
June                    5.190340          April             18.957049
September               5.441446          May               18.336997
December                5.646864          June              19.048870
March 1994              5.386379




Initial contributions to Separate Account B were received on February 1, 1968, prior to which time the unit value was set at 1.000000

The above indicates the accumulation unit value on the last valuation day of each year from December 1968 through December 1992, on the last valuation day of each quarter from March 1993 through December 1999, and on the last valuation day of each month of 2000. The results shown should not be considered as a representation of the results which may be realized in the future.